Consolidated statement of cash flows - Working capital (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
(Increase)/decrease in receivables		€ (364)	€ 304	€ (451)
(Increase)/decrease in inventories		404	443	(991)
Decrease in non-interest-bearing liabilities		(609)	(2,029)	(401)
Change in net working capital	[1]	€ (569)	€ (1,282)	€ (1,843)

[1]

(2) Change in net working capital
EURm	2024	2023	2022
(Increase)/decrease in receivables	(364)	304	(451)
Decrease/(increase) in inventories	404	443	(991)
Decrease in non-interest-bearing liabilities	(609)	(2 029)	(401)
Total	(569)	(1 282)	(1 843)